Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summarized Federal Home Loan Bank Advances	Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2014		2013
		Weighted		Weighted
Types of Advances	Amount	Average Rate	Amount	Average Rate
Fixed-rate	$34,000	0.88%	$46,780	3.72%

Scheduled Maturities of FHLB Advances	Scheduled maturities of FHLB advances as of December 31, 2014 are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2015	$30,000	0.29%
2016	4,000	5.34%

Total	$34,000	0.88%